THE NORTHSTAR FUNDS
                           Prospectus Supplement dated
                         May 1, 1997 to Prospectus dated
                                  March 1, 1997


The following information supplements or replaces the information contained in the section of the Funds' prospectus entitled "Northstar Government Securities
Fund: Investment Strategy":

Effective herewith, the language on page 20 of the Prospectus has been changed to read as follows: "The portfolio manager selects U.S. Government Securities of various terms depending on interest rates and market opportunities. This fund is managed so it qualifies as an investment for federal credit unions."

                              -------------------

             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.

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                  NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                                 (203) 863-6216


Via EDGAR Transmission

May 5, 1997

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re: Northstar Government Securities Fund-No. 33-848/811-4423

Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a supplement, dated May 1, 1997, to the combined Prospectus dated March 1, 1997 for the above named registrant.

The supplement filed herewith serves to disclose a change to an investment strategy for the Northstar Government Securities Fund.

Should you have any questions regarding this submission, please contact the undersigned at (203) 863-6216.

Sincerely,

STEPHANIE L. BECKNER
Stephanie L. Beckner

cc: Distribution

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